Net Income Per Common Share - Additional Information (Detail) $ in Millions, $ in Millions				12 Months Ended
		Mar. 31, 2023 yr	May 17, 2022 yr	Mar. 31, 2024 CAD ($) shares		Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 CAD ($) shares		Mar. 31, 2023 USD ($) shares
Earnings per share [line items]
Increase decrease to profit loss to reflect dilutive effect resulting from gain loss on change in fair value of warrants				$ 12.1	[1]	$ 9.2	$ 47.7	[1]	$ 37.2
Dilutive effect of restricted share units and performance share units				376,268		376,268	92,293		92,293
Weighted average shares issued				103,793,360		103,793,360	117,945,286		117,945,286
Weighted average shares outstanding				103,793,360		103,793,360	117,945,286		117,945,286
Weighted average shares basic net	[2]			108,400,000		108,400,000	122,700,000		122,700,000
Weighted average shares diluted net				133,000,000		133,000,000	147,000,000		147,000,000
Replacement Long Term Incentive Plan Awards [Member]
Earnings per share [line items]
Weighted average shares basic net				2,925,499		2,925,499	3,100,535		3,100,535
Weighted average shares diluted net				2,925,499		2,925,499	3,100,535		3,100,535
Deferred Share Units [Member]
Earnings per share [line items]
Weighted average shares basic net				272,166		272,166	108,628		108,628
Weighted average shares diluted net				272,166		272,166	108,628		108,628
Earnouts Rights [Member]
Earnings per share [line items]
Weighted average shares basic net				1,404,357		1,404,357	1,557,026		1,557,026
Weighted average shares diluted net				1,404,357		1,404,357	1,557,026		1,557,026
Restricted share units [member]
Earnings per share [line items]
Number of other equity instruments granted		457,935	141,203	457,935		457,935	141,203		141,203
Performance Share Units [Member]
Earnings per share [line items]
Number of other equity instruments granted | yr		404,211	556,348
Merger [Member]
Earnings per share [line items]
Warrants converted				24,179,000		24,179,000

[1]	As at March 31, 2024, 24,179,000 warrants remain outstanding. For the purposes of determining diluted net income per common share, net income for the year ended March 31, 2024 was adjusted for the change in the fair value of the warrants in the amount of $12.1 million (US $9.2 million) as the warrants were determined to be dilutive (March 31, 2023 - $47.7 million; US $37.2 million).
[2]	On May 17, 2022, the Board of Directors granted 141,203 and 556,348 restricted share units and performance share units, respectively, to various employees of the Company under the Omnibus Plan for the fiscal year ended March 31, 2023 (“FY2023 Plan”). Further, on March 31, 2023 the Board of Directors granted 457,935 and 404,211 restricted share units and performance share units, respectively, to various employees of the Company under the Omnibus Plan for the fiscal year ended March 31, 2024 (“FY2024 Plan”). For the purposes of determining diluted net income per share, the restricted share units and performance share units are considered contingently issuable potential ordinary shares. The treasury stock method is applied based on the number of units that vest based on achievement of various financial and nonfinancial targets. Based on the achievement of such targets and forfeiture of awards, the restricted share units and performance share units included in diluted net income per share for the year ended March 31, 2024 is 376,268 common shares (March 31, 2023 – 92,293 common shares). See Note 34.